Property, plant and equipment, Reconciliations of Written Down Values (Details) $ in Thousands	6 Months Ended
Dec. 31, 2022 USD ($)
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	$ 247,562
Additions	129,143
Exchange differences	(12,173)
Impairment of assets	(72,352)
Transfers in/(out)	0
Depreciation expense (note 6)	(18,925)
Property, plant and equipment, ending balance	273,255
Non-Recourse SPVs [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, excluding mining hardware	161,425
Land [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	1,836
Additions	(6)
Exchange differences	(36)
Impairment of assets	0
Transfers in/(out)	0
Depreciation expense (note 6)	0
Property, plant and equipment, ending balance	1,794
Buildings [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	13,082
Additions	313
Exchange differences	(3,436)
Impairment of assets	0
Transfers in/(out)	78,675
Depreciation expense (note 6)	(1,566)
Property, plant and equipment, ending balance	87,068
Plant and Equipment [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,200
Additions	455
Exchange differences	(141)
Impairment of assets	0
Transfers in/(out)	0
Depreciation expense (note 6)	(157)
Property, plant and equipment, ending balance	3,357
Mining Hardware [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	163,147
Additions	71,613
Exchange differences	(8,244)
Impairment of assets	(71,666)
Transfers in/(out)	0
Depreciation expense (note 6)	(17,202)
Property, plant and equipment, ending balance	137,648
Development assets [Member]
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	66,297
Additions	56,768
Exchange differences	(316)
Impairment of assets	(686)
Transfers in/(out)	(78,675)
Depreciation expense (note 6)	0
Property, plant and equipment, ending balance	$ 43,388